FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER Y. WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       SUITE 317
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679


DATE OF REPORTING PERIOD:                              SEPTEMBER 30, 2008

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)


                                                                  Value
  Quantity                                                       (Note 1)

COMMON STOCK - 99.57%
             Advertising Industry -- 0.35%
    1,300    Monster Worldwide Incorporated...................        19,383
    2,400    Omnicom Group....................................        92,544
                                                                ------------
                                                                     111,927
                                                                ------------

             Aerospace/Defense Industry -- 0.07%
      600    Rockwell Automation Incorporated.................        22,404
                                                                ------------

             Air Transport Industry -- 0.18%
    4,050    Southwest Airlines Company.......................        58,765
                                                                ------------

             Auto Parts (OEM) Industry -- 0.12%
      700    Arvinmeritor.....................................         9,128
      600    Superior Industries International................        11,496
    1,300    Synovus Financial Corporation....................        13,455
    1,800    Visteon Corp.....................................         4,176
                                                                ------------
                                                                      38,255
                                                                ------------

             Auto Parts (Replacement) Industry -- 2.13%
   16,850    Genuine Parts Company............................       677,538
                                                                ------------

             Bank Industry -- 11.17%
    5,100    BB&T Corporation.................................       192,780
   30,906    Bank of America Corporation .....................     1,081,710
    8,230    Bank of New York Mellon Corporation..............       268,133
      900    Capital One Financial............................        45,900
   16,000    Citigroup Incorporated...........................       328,160

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Bank Industry (Continued)
    9,200    J.P. Morgan Chase & Company......................       429,640
      600    Keycorp..........................................         7,164
    1,100    M & T Bank Corp. ................................        98,175
    1,100    PNC Financial Services Group.....................        82,170
      900    State Street Corporation.........................        51,192
    1,500    Suntrust Banks...................................        67,485
    5,500    Wachovia Corporation.............................        19,250
   23,400    Wells Fargo and Company..........................       878,202
                                                                ------------
                                                                   3,549,961
                                                                ------------

             Bank (Midwest) Industry -- 1.47%
    1,100    Comerica Incorporated............................        36,069
    2,700    Fifth Third Bankcorp.............................        32,130
    3,300    National City Corporation........................         5,775
    1,100    Northern Trust...................................        79,420
    8,728    US Bankcorp......................................       314,383
                                                                ------------
                                                                     467,777
                                                                ------------

             Beverage (Soft Drink) Industry -- 2.77%
    7,000    Coca Cola Company................................       370,160
    2,000    Coca Cola Enterprises Incorporated...............        33,540
    6,700    Pepsico Incorporated.............................       477,509
                                                                ------------
                                                                     881,209
                                                                ------------

             Biotechnology Research & Development Industry --
             0.13%
      800    Biogen Idec Incorporated.........................        40,232
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)

             Business Services (Other) Industry -- 0.09%
    1,300    Convergys Corporation............................        19,214
      160    Idearc Incorporated..............................           200
      629    Total System Services Incorporated...............        10,316
                                                                ------------
                                                                      29,730
                                                                ------------

             Chemical (Diversified) Industry -- 0.58%
    2,700    Air Products and Chemicals Incorporated..........       184,923
                                                                ------------

             Chemical (Specialty) Industry - 0.58%
    2,600    Praxair Incorporated.............................       186,524
                                                                ------------

             Communication Services (Diversified) Industry
             -- 0.28%
      638    Embarq Corporation...............................        25,871
   10,175    Sprint Nextel Corporation........................        62,068
                                                                ------------
                                                                      87,939
                                                                ------------

             Computer & Peripherals Industry -- 4.99%
    3,100    Apple Computer Incorporated......................       352,346
   10,500    Dell Incorporated................................       173,040
    7,400    EMC Corporation..................................        88,504
   10,100    Hewlett Packard Company..........................       467,024
    1,800    Ingram Micro Incorporated........................        28,926
    3,900    International Business Machines Corporation......       456,144
    2,800    Sun Microsystems Incorporated....................        21,280
                                                                ------------
                                                                   1,587,264
                                                                ------------

             Computer Networks Industry -- 0.06%
    1,100    Netapp Incorporated..............................        20,053
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Computer Software & Services Industry -- 6.63%
    1,600    Adobe Systems Incorporated.......................        63,152
    2,600    Automatic Data Processing Incorporated...........       111,150
    2,550    CA Incorporated..................................        50,898
      400    Citrix Systems Incorporated......................        10,104
    3,000    Compuware Corporation............................        29,070
      600    Fiserv Incorporated..............................        28,392
   45,900    Microsoft Corporation............................     1,225,071
    2,700    Nvidia Corporation...............................        28,917
   27,529    Oracle Corporation...............................       559,114
                                                                ------------
                                                                   2,105,868
                                                                ------------

             Consumer & Business Services Industry -- 0.22%
    1,500    Paychex Incorporated.............................        49,545
      800    Robert Half International Incorporated...........        19,800
                                                                ------------
                                                                      69,345
                                                                ------------

             Credit Services Industry -- 0.13%
    3,020    Discover Financial Services......................        41,736
                                                                ------------

             Diversified Company Industry -- 0.36%
    2,500    Service Corporation International................        20,900
    1,700    Thermo Fisher Scientific Incorporated............        93,500
                                                                ------------
                                                                     114,400
                                                                ------------

             Drug Industry - 3.18%
    2,300    Allergan Incorporated............................       118,450
    3,200    Amerisourcebergen Corporation....................       120,480
    3,700    Amgen Incorporated...............................       219,299
    7,000    Bristol Myers Squibb Company.....................       145,950

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Drug Industry (Continued)
    3,500    Eli Lilly and Company............................       154,105
      700    Genzyme Corporation - General Division...........        56,623
    2,098    Medco Health Solutions Incorporated .............        94,410
    5,400    Schering Plough Corporation......................        99,738
                                                                ------------
                                                                   1,009,055
                                                                ------------

             Drugstore Industry -- 1.53%
    2,200    Longs Drugstores Corporation.....................       166,408
   10,300    Walgreen Company.................................       318,888
                                                                ------------
                                                                     485,296
                                                                ------------

             Electric Utility (West) Industry -- 0.59%
    7,000    Puget Energy Incorporated........................       186,900
                                                                ------------

             Electric and Other Utility Services (Combined)
             Industry -- 0.06%
    2,100    Sierra Pacific Resources Incorporated............        20,118
                                                                ------------

             Electrical Equipment Industry -- 0.93%
    3,600    Emerson Electric Company.........................       146,844
    1,600    Grainger, WW Incorporated........................       139,152
      600    Qlogic Corporation...............................         9,216
                                                                ------------
                                                                     295,212
                                                                ------------

             Electronics Industry -- 0.11%
      900    Thomas and Betts Corporation.....................        35,163
                                                                ------------

             Environmental Industry -- 0.47%
    5,500    AutoNation Incorporated..........................        61,820
    1,000    Flowserve Corporation............................        88,770
                                                                ------------
                                                                     150,590
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Financial Services Industry -- 4.74%
    7,800    American Express Company.........................       276,354
    1,560    Ameriprise Financial Inc. .......................        59,592
      650    Broadridge Financial Solutions...................        10,003
    1,700    Deluxe Corporation...............................        24,463
    3,400    Franklin Resources Incorporated..................       299,642
    1,100    H&R Block Incorporated...........................        24,805
      900    Janus Capital Group Incorporated.................        21,852
    6,040    Morgan Stanley...................................       138,920
      800    Price T Rowe Group Inc...........................        42,968
    2,100    Prudential Financial.............................       151,200
   17,550    Schwab (Chas) Corporation........................       456,300
                                                                ------------
                                                                   1,506,099
                                                                ------------

             Food Processing Industry -- 3.90%
    1,100    Campbell Soup Company............................        42,460
    4,400    General Mills Incorporated.......................       302,368
    8,800    Hershey Co./ The.................................       347,952
    3,100    Kellogg Company..................................       173,910
   12,900    Sara Lee Corporation.............................       162,927
    2,625    Wm Wrigley Jr Company............................       208,425
                                                                ------------
                                                                   1,238,042
                                                                ------------

             Food Wholesalers Industry -- 1.17%
      300    Supervalu Incorporated...........................         6,510
   11,900    Sysco Corporation................................       366,877
                                                                ------------
                                                                     373,387
                                                                ------------

             Furniture/Home Furnishings Industry -- 0.10%
    1,400    Leggett & Platt..................................        30,506
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Healthcare Information Systems Industry --
             0.61%
    3,600    McKesson Corporation.............................       193,716
                                                                ------------

             Heavy Construction Industry -- 0.07%
    3,200    Global Industries Ltd. ..........................        22,208
                                                                ------------

             Homebuilding Industry -- 0.05%
    1,200    D.R. Horton Incorporated.........................        15,624
                                                                ------------

             Household Products Industry -- 2.89%
    1,982    Newell Rubbermaid Incorporated...................        34,209
   12,700    Procter & Gamble Company.........................       885,063
                                                                ------------
                                                                     919,272
                                                                ------------

             Independent Oil & Gas Industry -- 1.97%
    2,600    Chesapeake Energy................................        93,236
    2,000    EOG Resources....................................       178,920
    2,900    Newfield Exploration Company.....................        92,771
    1,300    Noble Energy Incorporated........................        72,267
    1,423    Plains Exploration & Production Company..........        50,033
    3,000    XTO Energy Incorporated..........................       139,560
                                                                ------------
                                                                     626,787
                                                                ------------

             Industrial Services Industry -- 0.30%
    3,800    Nabors Industries Ltd............................        94,696
                                                                ------------

             Insurance (Diversified) Industry -- 1.84%
   11,773    American International Group.....................        39,204
    2,008    Lincoln National Corporation.....................        85,962
    8,000    Lowe's Companies Incorporated....................       189,520
      600    MBIA Inc ........................................         7,140

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Insurance (Diversified) Industry (Continued)
    1,500    MGIC Investment Corporation......................        10,545
    2,400    Marsh and McLennan Companies.....................        76,224
    7,000    Unum Group.......................................       175,700
                                                                ------------
                                                                     584,295
                                                                ------------

             Insurance (Life) Industry -- 0.37%
    2,000    AFLAC Incorporated...............................       117,500
                                                                ------------

             Insurance (Property/Casualty) Industry -- 2.42%
    4,400    Allstate Corporation.............................       202,928
    1,100    American National Insurance......................        94,963
    1,800    Chubb Corporation................................        98,820
      661    Cincinnati Financial.............................        18,799
    1,400    Hartford Financial Services Group................        57,386
    6,000    Progressive Corporation..........................       104,400
    4,213    Travelers Companies, Inc. / The .................       190,428
                                                                ------------
                                                                     767,724
                                                                ------------

             Internet Auction Industry -- 0.24%
    3,400    EBay Incorporated................................        76,092
                                                                ------------

             Internet Software & Services Industry -- 0.26%
    4,149    Symantec Corporation.............................        81,237
                                                                ------------

             Management Services Industry -- 0.26%
    1,000    Express Scripts Incorporated.....................        73,820
      338    Gartner Incorporated.............................         7,666
                                                                ------------
                                                                      81,486
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Manufacturing (Communication/Industrial
             Products) Industry -- 0.02%
      587    JDS Uniphase.....................................         4,972
                                                                ------------

             Manufacturing - Electronics (General) Industry
             -- 0.22%
    3,125    Molex Incorporated...............................        70,156
                                                                ------------

             Manufacturing (General) Industry -- 0.82%
    2,500    3M Co............................................       170,775
    1,800    Diebold, Inc.....................................        59,598
      900    Lexmark International............................        29,313
                                                                ------------
                                                                     259,686
                                                                ------------

             Machinery (Construction & Mining) Industry --
             0.58%
    3,700    Deere and Company................................       183,150
                                                                ------------

             Machinery Industry -- 0.23%
      200    Snap On Incorporated.............................        10,532
    1,500    Stanley Works....................................        62,610
                                                                ------------
                                                                      73,142
                                                                ------------

             Medical Equipment (Wholesale)Industry -- 0.95%
    5,600    Covidien Ltd.....................................       301,056
                                                                ------------

             Medical (Clinical Supplies & Services)
             Industry -- 0.13%
      800    Quest Diagnostics Incorporated...................        41,336
                                                                ------------

             Medical Services Industry -- 0.15%
    2,600    IMS Health.......................................        49,166
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Medical Supplies Industry -- 2.94%
    8,100    Abbott Laboratories..............................       466,398
      500    Cardinal Health Incorporated                             24,640
    2,100    Hill Rom Holdings Incorporated...................        63,651
    7,600    Medtronic Incorporated...........................       380,760
                                                                ------------
                                                                     935,449
                                                                ------------

             Metal Fabricating Industry -- 1.31%
    9,400    Illinois Tool Works Incorporated.................       417,830
                                                                ------------

             Natural Gas (Distribution) Industry -- 0.83%
    2,200    Pioneer Natural..................................       115,016
    4,600    WGL Holdings.....................................       149,270
                                                                ------------
                                                                     264,286
                                                                ------------

             Natural Gas (Diversified) Industry -- 0.23%
    3,100    Williams Companies Incorporated..................        73,315
                                                                ------------

             Newspaper Industry -- 0.13%
    2,500    Gannett Incorporated.............................        42,275
                                                                ------------

             Office Equipment & Supplies Industry -- 0.82%
    2,300    Ikon Office Solutions Incorporated...............        39,123
    1,000    Office Depot Incorporated........................         5,820
    5,000    Pitney Bowes Incorporated........................       166,300
    1,050    Staples Incorporated.............................        23,625
    2,100    Xerox Corporation................................        24,213
                                                                ------------
                                                                     259,081
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Oil Exploration Industry -- 0.25%
    1,612    Cimarex Energy Company...........................        78,843
                                                                ------------

             Oil and Gas Refining & Marketing Industry --
             0.36%
    1,400    Hess Corporation.................................       114,912
                                                                ------------

             Oil & Gas Equipment & Services Industry --
             0.42%
    1,400    Cameron International Corporation................        53,956
    3,400    Spectra Energy...................................        80,920
                                                                ------------
                                                                     134,876
                                                                ------------

             Oilfield Services/Equipment Industry -- 2.78%
    1,500    Ensco International Incorporated.................        86,445
    6,200    Halliburton Company..............................       200,818
      800    Helmerich and Payne Incorporated.................        34,552
    1,190    National Oilwell Varco Incorporated..............        59,774
    1,800    Noble Corporation................................        79,020
    1,600    Rowan Companies Incorporated.....................        48,880
    1,000    Smith International Incorporated.................        58,640
    1,956    Transocean Inc. New..............................       214,847
    4,000    Weatherford International Ltd....................       100,560
                                                                ------------
                                                                     883,536
                                                                ------------

             Packaging & Container Industry -- 1.34%
    6,200    Aptargroup Inc. .................................       242,482
    1,800    Bemis Company Incorporated.......................        47,178
    5,400    Sealed Air Corporation...........................       118,746
      550    Sonoco Products Company..........................        16,324
                                                                ------------
                                                                     424,730
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Paper & Forest Products Industry -- 0.27%
       48    Kadant Incorporated..............................         1,093
    1,700    Plum Creek Timber Company........................        84,762
                                                                ------------
                                                                      85,855
                                                                ------------

             Personal Services Industry -- 0.42%
    2,100    Hillenbrand Incorporated.........................        42,336
    3,685    Western Union Company............................        90,909
                                                                ------------
                                                                     133,245
                                                                ------------

             Petroleum (Integrated) Industry -- 2.78%
    7,816    Devon Energy Corporation.........................       712,819
    2,400    Murphy Oil Corporation...........................       153,936
      500    Sunoco Incorporated..............................        17,790
                                                                ------------
                                                                     884,545
                                                                ------------

             Petroleum (Producing) Industry -- 0.66%
    2,000    Apache Corporation...............................       208,560
                                                                ------------

             Pharmaceutical Research and Development
             Industry -- 0.63%
    3,900    Gilead Sciences Inc. ............................       177,957
      580    Hospira Incorporated.............................        22,156
                                                                ------------
                                                                     200,113
                                                                ------------

             Publishing Industry -- 0.20%
    2,000    Mcgraw Hill Company Incorporated.................        63,220
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Railroad Industry -- 2.07%
    4,600    CSX Corporation..................................       251,022
    4,200    Norfolk Southern Corporation.....................       278,082
    1,800    Union Pacific Corporation........................       128,088
                                                                ------------
                                                                     657,192
                                                                ------------

             Real Estate (Other) Industry -- 1.23%
    8,600    AMB Property.....................................       389,580
                                                                ------------

             Recreation Industry -- 0.00%
    2,000    Six Flags Incorporated...........................         1,380
                                                                ------------

             Rental & Leasing Industry -- 0.06%
    1,200    United Rentals...................................        18,288
                                                                ------------

             Restaurant Industry -- 0.70%
      700    Darden Restaurants Incorporated..................        20,041
    3,300    McDonalds Corporation............................       203,610
                                                                ------------
                                                                     223,651
                                                                ------------

             Retail (Online) Industry -- 0.21%
      900    Amazon Incorporated..............................        65,484
                                                                ------------

             Retail (Special Lines) Industry -- 0.12%
    1,100    Tiffany & Co ....................................        39,072
                                                                ------------

             Retail Building Supply Industry -- 1.01%
   12,400    Home Depot Incorporated..........................       321,036
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Retail (Televisions, Radios, and Electronics)
             Industry -- 0.19%
    1,575    Best Buy.........................................        59,063
    2,500    Circuit City Corporation.........................         1,900
                                                                ------------
                                                                      60,963
                                                                ------------

             Retail Store Industry -- 1.19%
    2,100    American Eagle Outfitters, Incorporated..........        32,025
      800    BJ's Wholesale Club Incorporated.................        31,088
    4,300    Borders Group, Incorporated......................        28,208
    4,000    CVS/Caremark Corporation.........................       134,640
      100    Foot Locker Inc. ................................         1,616
    8,400    Macy's Group Incorporated .......................       151,032
                                                                ------------
                                                                     378,609
                                                                ------------

             Securities Brokerage Industry -- 0.71%
      900    Goldman Sachs Group..............................       115,200
    4,200    Merrill Lynch and Company Incorporated...........       106,260
       87    Piper Jaffray Companies..........................         3,763
                                                                ------------
                                                                     225,223
                                                                ------------

             Semiconductor Industry -- 2.16%
    1,800    Altera Corporation...............................        37,224
    2,200    Analog Devices Incorporated......................        57,970
    1,800    Broadcom Corporation Class A.....................        33,534
   21,500    Intel Corporation................................       402,695
    1,800    LSI Corporation..................................         9,648
    2,200    Micron Technology Incorporated...................         8,910

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Semiconductor Industry (Continued)
    1,800    National Semiconductor Company                           30,978
    3,300    Texas Instruments................................        70,950
    1,500    Xilinx Incorporated..............................        35,175
                                                                ------------
                                                                     687,084
                                                                ------------

             Semiconductor Capital Equipment Industry --
             0.41%
    5,900    Applied Materials Incorporated...................        89,267
    1,000    KLA-Tencor Corporation...........................        31,650
      400    Novellus Systems Incorporated....................         7,856
                                                                ------------
                                                                     128,773
                                                                ------------

             Specialty Eateries Industry -- 0.07%
    1,400    Starbucks Corporation............................        20,818
                                                                ------------

             Technology (Information) Services Industry --
             0.88%
      700    Google Inc Class A...............................       280,364
                                                                ------------

             Telecommunication Equipment Industry -- 1.77%
   24,700    Cisco Systems Incorporated.......................       557,232
    1,400    Tellabs Incorporated.............................         5,684
                                                                ------------
                                                                     562,916
                                                                ------------

             Telecommunication Services Industry -- 4.43%
   33,990    A T & T Corporation..............................       949,001
    9,050    Comcast Corp. Class A............................       177,652
    8,100    Verizon Communications...........................       259,929
    1,861    Windstream Corp..................................        20,359
                                                                ------------
                                                                   1,406,941
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (Unaudited)

                                  (Continued)

                                                                  Value
  Quantity                                                       (Note 1)
             Thrift Industry -- 0.04%
    2,900    Federal Home Loan Mortgage Association...........         4,959
    5,500    Federal National Mortgage Association............         8,415
                                                                ------------
                                                                      13,374
                                                                ------------

             Toiletries/Cosmetics Industry -- 0.81%
    6,200    Avon Products Incorporated.......................       257,734
                                                                ------------

             Transportation Industry -- 0.36%
    3,100    Harley-Davidson Inc..............................       115,630
                                                                ------------

             Transportation Services (Not Elsewhere
             Classified) Industry --1.31%
    6,600    United Parcel Service............................       415,074
                                                                ------------

             COMMON STOCK.....................................    31,643,376
                                                                ------------

             CASH, RECEIVABLES & LIABILITIES - 0.43%...........      136,366
                                                                ------------



             TOTAL PORTFOLIO....................................  31,779,742
                                                                ------------

CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-Q is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

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